MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 - Schedule 7

Client Name:
Client Project Name:	MSRM 2025-SPL1
Start - End Dates:	11/9/2015 - 12/30/2022
Deal Loan Count:	29

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Total				1

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